Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 187	¥ 325
Pooled Equity Securities Funds | Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	25.00%	25.00%
Pooled Equity Securities Funds | Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	75.00%	75.00%
Government Bonds | Japanese Plans | Japanese Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	85.00%	85.00%
Government Bonds | Japanese Plans | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	15.00%
Pooled Debt Securities Funds | Japanese Plans | Japanese Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	25.00%	25.00%
Pooled Debt Securities Funds | Japanese Plans | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	50.00%	50.00%
Pooled Debt Securities Funds | Japanese Plans | Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Pooled Debt Securities Funds | Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	20.00%	20.00%
Pooled Debt Securities Funds | Foreign Plans | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	75.00%
Pooled Debt Securities Funds | Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	25.00%